LOSS PER SHARE (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended				140 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013
Numerator:
Net loss available in basic and diluted calculation	$ (1,735,954)		$ (1,175,535)		$ (3,352,949)		$ (3,277,061)		$ (9,406,304)		$ (7,422,155)		$ (28,697,415)
Denominator:
Weighted average common shares outstanding-basic	222,620,910		121,267,500		221,922,352		111,045,552		151,958,618		69,587,814		18,952,512
Effect of dilutive stock options and warrants (1)	0	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]	0 [2]
Weighted average common shares outstanding-diluted (in shares)	222,620,910		121,267,500		221,922,352		111,045,552		151,958,618		69,587,814		18,952,512
Loss per common share-basic and diluted (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)		$ (0.03)		$ (0.06)		$ (0.11)		$ (1.51)

[1]	The number of shares underlying options and warrants outstanding as of June 30, 2014 and June 30, 2013 are 63,588,581 and 84,320,276 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2013 and December 31, 2012 are 63,583,227 and 47,795,702, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.